Derivative Instruments (Fair Values Of Derivative Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Interest Rate Contract [Member] Designated As Hedging Instrument [Member] Prepaid Expenses And Other Assets [Member]	Dec. 31, 2011 Interest Rate Contract [Member] Designated As Hedging Instrument [Member] Prepaid Expenses And Other Assets [Member]	Sep. 30, 2013 Foreign Exchange Contract [Member] Nondesignated [Member]	Dec. 31, 2012 Foreign Exchange Contract [Member] Nondesignated [Member]	Sep. 30, 2012 Foreign Exchange Contract [Member] Nondesignated [Member]	Dec. 31, 2012 Foreign Exchange Contract [Member] Nondesignated [Member] Prepaid Expenses And Other Assets [Member]	Dec. 31, 2011 Foreign Exchange Contract [Member] Nondesignated [Member] Prepaid Expenses And Other Assets [Member]
Derivative [Line Items]
Asset derivatives, Notional Amount	$ 0	$ 15,000	$ 97,290	$ 93,813	$ 93,642	$ 93,813	$ 80,375
Asset derivatives, Fair Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ (406)	$ 260